Property, plant and equipment (Schedule of Useful Lives of Property, Plant And Equipment) (Details) (EUR €)					12 Months Ended
	Dec. 31, 2013 Land, Buildings And Leasehold Improvements [Member]	Dec. 31, 2012 Land, Buildings And Leasehold Improvements [Member]	Dec. 31, 2013 Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2012 Machinery, Equipment, Furniture And Fixtures [Member]	Dec. 31, 2013 Minimum [Member] Buildings And Leasehold Improvements [Member]	Dec. 31, 2013 Minimum [Member] Machinery And Equipment [Member]	Dec. 31, 2013 Minimum [Member] Furniture And Fixtures [Member]	Dec. 31, 2013 Maximum [Member] Buildings And Leasehold Improvements [Member]	Dec. 31, 2013 Maximum [Member] Machinery And Equipment [Member]	Dec. 31, 2013 Maximum [Member] Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful lives in years					10 years	2 years	2 years	25 years	10 years	10 years
Assets under construction	€ 0	€ 2,962,000	€ 11,483,000	€ 12,963,000